RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS [Abstract]
Summary of financial instruments that Brookfield Renewable
Impact of a 5% change in the market price of electricity, on outstanding energy derivative contracts and IFRS 9 PPAs, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2022	2021	2020	2022	2021	2020
5% increase	$(76)	$(37)	$(13)	$(36)	$(21)	$(16)
5% decrease	75	40	14	36	22	16
Impact of a 5% change in U.S. dollar exchange rates, on outstanding foreign exchange swaps, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2022	2021	2020	2022	2021	2020
5% increase	$27	$29	$10	$96	$95	$73
5% decrease	(27)	(29)	(7)	(96)	(95)	(72)
(1)Amounts represent the potential annual net pretax impact.
Impact of a 1% change in interest rates, on outstanding interest rate swaps, variable-rate debt and tax equity, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2022	2021	2020	2022	2021	2020
1% increase	$20	$15	$37	$112	$114	$122
1% decrease	(20)	(16)	(38)	(118)	(124)	(129)
(1)Amounts represent the potential annual net pretax impact.
The maximum credit exposure at December 31 was as follows:

(MILLIONS)	2022	2021
Trade receivables and other short-term receivables	$883	$807
Long-term receivables	235	216
Financial instrument assets(1)	390	127
Due from related parties(1)	251	177
Contract asset(1)	395	445
	$2,154	$1,772
(1)Includes both the current and long-term amounts.

Summary to classifies the cash obligations related to Brookfield Renewables liabilities into relevant maturity groupings based on the remaining period from the statement of financial position dates to the contractual maturity date
The table below classifies the cash obligations related to Brookfield Renewable’s liabilities into relevant maturity groupings based on the remaining period from the statement of financial position dates to the contractual maturity date.

AS AT DECEMBER 31, 2022 (MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable and accrued liabilities	$1,086	$—	$—	$1,086
Financial instrument liabilities(1)(2)	559	1,018	652	2,229
Due to related parties	586	1	—	587
Other long-term liabilities – concession payments	2	6	12	20
Lease liabilities(1)	30	116	413	559
Corporate borrowings(1)	249	664	1,643	2,556
Non-recourse borrowings(1)	2,027	7,904	12,390	22,321
Interest payable on borrowings(3)	1,368	4,141	4,663	10,172
Total	$5,907	$13,850	$19,773	$39,530

AS AT DECEMBER 31, 2021 (MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable and accrued liabilities	$779	$—	$—	$779
Financial instrument liabilities(1)(2)	400	358	207	965
Due to related parties	164	34	—	198
Other long-term liabilities – concession payments	1	6	13	20
Lease liabilities(1)	30	129	305	464
Corporate borrowings(1)	—	317	1,839	2,156
Non-recourse borrowings(1)	1,818	6,926	10,608	19,352
Interest payable on borrowings(3)	912	2,989	3,987	7,888
Total	$4,104	$10,759	$16,959	$31,822
(1)Includes both the current and long-term amounts.
(2)Includes tax equity liabilities that will be partially settled by the delivery of non-cash tax attributes.
(3)Represents aggregate interest payable expected to be paid over the entire term of the obligations, if held to maturity. Variable rate interest payments have been calculated based on estimated interest rates.

Summary of Brookfield Renewables assets and liabilities measured and disclosed at fair value classified by the fair value hierarchy
The following table presents Brookfield Renewable’s assets and liabilities measured and disclosed at fair value classified by the fair value hierarchy as at December 31:

(MILLIONS)	Level 1	Level 2	Level 3	2022	2021
Assets measured at fair value:
Cash and cash equivalents	$998	$—	$—	$998	$900
Restricted cash(1)	191	—	—	191	176
Financial instrument assets(1)
Energy derivative contracts	—	37	2	39	55
Interest rate swaps	—	335	—	335	40
Foreign exchange swaps	—	16	—	16	32
Investments in debt and equity securities	155	39	1,041	1,235	195
Property, plant and equipment	—	—	54,283	54,283	49,432
Liabilities measured at fair value:
Financial instrument liabilities(1)
Energy derivative contracts	—	(236)	(670)	(906)	(226)
Interest rate swaps	—	(82)	—	(82)	(228)
Foreign exchange swaps	—	(110)	—	(110)	(56)
Tax equity	—	—	(1,131)	(1,131)	(455)
Contingent consideration(2)	—	—	(68)	(68)	(3)
Liabilities for which fair value is disclosed:
Corporate borrowings(1)	(2,362)	—	—	(2,362)	(2,334)
Non-recourse borrowings(1)	(2,115)	(19,002)	—	(21,117)	(20,435)
Total	$(3,133)	$(19,003)	$53,457	$31,321	$27,093
(1)Includes both the current amount and long-term amount.
(2)Amount relates to business combination completed in 2022 with obligations lapsing from 2023 to 2027.

Summary of Brookfield Renewables net financial instrument positions
The aggregate amount of Brookfield Renewable’s net financial instrument positions as at December 31 are as follows:

	Financial Instruments Assets				Financial Instruments Liabilities
		Instruments not designated as hedges				Instruments not designated as hedges
(MILLIONS)	Instruments designated as hedges	Fair value through profit & loss	Fair value through OCI	Total	Instruments designated as hedges	Fair value through profit & loss	Fair value through OCI	Total	Net Assets (Liabilities)
IFRS 9 PPAs	10	$12	$—	$22	$(35)	$(7)	$—	$(42)	$(20)
Energy derivative contracts	3	$30	$—	$33	$(61)	$(123)	$—	$(184)	$(151)
Interest rate swaps	22	18	—	40	(117)	(111)	—	(228)	(188)
Foreign exchange swaps	30	2	—	32	(48)	(8)	—	(56)	(24)
Investments in debt and equity securities	—	—	195	195	—	—	—	—	195
Tax equity	—	—	—	—	—	(455)	—	(455)	(455)
Balance, as at December 31, 2021	$65	$62	$195	$322	$(261)	$(704)	$—	$(923)	$(643)
Less: current portion				(60)				400	340
Long-term portion				$262				$(523)	$(303)

IFRS 9 PPAs	$—	$—	$—	$—	$(94)	$(574)	$—	$(668)	$(668)
Energy derivative contracts	12	27	—	39	(37)	(201)	—	(238)	(199)
Interest rate swaps	284	51	—	335	(15)	(67)	—	(82)	253
Foreign exchange swaps	14	2	—	16	(90)	(20)	—	(110)	(94)
Investments in debt and equity securities	—	1,010	225	1,235	—	—	—	—	1,235
Tax equity	—	—	—	—	—	(1,131)	—	(1,131)	(1,131)
Balance, as at December 31, 2022	$310	$1,090	$225	$1,625	$(236)	$(1,993)	$—	$(2,229)	$(604)
Less: current portion				(125)				559	434
Long-term portion				$1,500				$(1,670)	$(170)
The following table presents the change in Brookfield Renewable’s total net financial instrument asset position as at and for the year ended December 31:

(MILLIONS)	Balance as at Dec. 31, 2021 asset (liability)	Changes in fair value recognized in OCI(1)	Changes in fair value (hedge ineffectiveness)(2)	Changes in fair value on financial instruments through profit and loss(2)	Amounts reclassified from OCI to income	Acquisitions, settlements and other	Foreign exchange gain (loss)	Balance as at Dec. 31, 2022 asset (liability)
IFRS 9 PPAs(3)	$(20)	$(75)	$(13)	$(218)	$22	$(364)	$—	$(668)
Energy derivative contracts	(151)	(117)	2	(132)	142	57	—	(199)
Interest rate swaps	(188)	331	5	85	5	18	(3)	253
Foreign exchange swaps	(24)	(56)	—	89	—	(103)	—	(94)
Investments in debt and equity securities	195	(11)	—	13	—	1,046	(8)	1,235
Tax equity	(455)	—	—	115	—	(791)	—	(1,131)
	$(643)	$72	$(6)	$(48)	$169	$(137)	$(11)	$(604)
(1)Amounts recognized in Equity-accounted investments, Gains (losses) arising during the year on financial instruments designated as cash-flow hedges and Unrealized gain (loss) on foreign exchange swaps – net investment hedge on the consolidated statements of comprehensive income (loss).
(2)Amounts recognized in Foreign exchange and financial instruments gain (loss) on the consolidated statements of income (loss) excluding realized gains and losses recorded on foreign exchange.
(3)Level 3 power purchase agreements accounted for as energy derivatives that are either designated as a hedge or not designated as a hedge.

(MILLIONS)	Balance as at Dec. 31, 2020 asset (liability)	Changes in fair value recognized in OCI(1)	Changes in fair value (hedge ineffectiveness)(2)	Changes in fair value on derivatives not designated in hedge relationships(2)	Amounts reclassified from OCI to income	Acquisitions, settlements and other	Foreign exchange gain (loss)	Balance as at Dec. 31, 2021 asset (liability)
IFRS 9 PPAs(3)	$68	$(151)	$(5)	$(120)	$90	$98	$—	$(20)
Energy derivative contracts	34	(242)	—	3	42	12	—	(151)
Interest rate swaps	(422)	9	(17)	89	90	49	14	(188)
Foreign exchange swaps	(90)	50	—	132	—	(116)	—	(24)
Investments in debt and equity securities	330	3	—	19	—	(153)	(4)	195
Tax equity	(402)	—	—	(21)	—	(32)	—	(455)
	$(482)	$(331)	$(22)	$102	$222	$(142)	$10	$(643)

Summary of derivative contracts designated as hedging instruments
The following table summarizes the energy derivative contracts designated as hedging instruments:

Energy derivative contracts and IFRS 9 PPAs	December 31, 2022	December 31, 2021
Carrying amount (asset/(liability))	(116)	(83)
Notional amount – GWh	13,674	10,022
Weighted average hedged rate for the year ($/MWh)	58	35
Maturity dates	2023-2038	2022 - 2027
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	(90)	(124)
Change in value of hedged item used to determine hedge effectiveness	64	117
The following table summarizes the interest rate hedges designated as hedging instruments:

Interest rate hedges	December 31, 2022	December 31, 2021
Carrying amount (asset/(liability))	269	(95)
Notional amount – $	803	558
Notional amount – C$(1)	349	377
Notional amount – €(1)	1,315	1,572
Notional amount – £(1)	296	—
Notional amount – COP(1)	157	141
Maturity dates	2023-2061	2022 - 2039
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	333	80
Change in value of hedged item used to determine hedge effectiveness	(328)	(97)
(1)Notional amounts of foreign currency denominated interest rate hedges are presented at the U.S. dollar equivalent value based on the December 31, 2022 foreign currency spot rate.
The following table summarizes the foreign exchange swaps designated as hedging instruments:

Foreign exchange swaps	December 31, 2022	December 31, 2021
Carrying amount (asset/(liability))	(76)	(18)
Notional amount for hedges of the Colombian Peso(1)	302	676
Notional amount for hedges of the euro(1)	601	571
Notional amount for hedges of the British pounds sterling(1)	76	125
Notional amount for hedges of the Chinese yuan(1)	575	427
Notional amount for hedges of the Indian rupee(1)	128	260
Notional amount for hedges of the Brazilian real(1)	79	75
Notional amount for hedges of other currencies(1)	104	6
Maturity date	2023 - 2024	2022 - 2023
Hedge ratio	1:1	1:1
Weighted average hedged rate for the year:
COP/$ foreign exchange forward contracts	5,038	3,925
€/$ foreign exchange forward contracts	0.99	0.87
£/$ foreign exchange forward contracts	0.83	0.76
CNY/$ foreign exchange forward contracts	7.05	7.18
INR/$ foreign exchange forward contracts	83	78
BRL/$ foreign exchange forward contracts	5.69	5.73
(1)Notional amounts expressed in millions of U.S. dollars